Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Sharebased Payments Expense

The following table provides the details of the approximate total share-based payments expense during the years ended December 31, 2018, 2017, and 2016:

	For the Year Ended
	December 31,		December 31,		December 31,
	2018		2017		2016
Employees and directors share-based payments	$585,000	(d)	$487,000	(d)	$273,000	(d)
Stock options issued for services	$44,000	(e)	$96,000	(e)	$-
	$629,000		$583,000		$273,000

Summary of Assumption Used to Estimate the Fair Value of Share Options Granted

The following table summarizes the inputs and assumptions used to estimate the fair values of the share options granted for the years ended as follows:

	December 31, 2017	December 31, 2016
Exercise price	$0.99	$1.21
Expected term	3 years	4 years
Expected volatility	80.40%	90.40%
Expected dividend yield	0%	0%
Risk free interest rate	1.59%	1.23%
Fair Value	$0.59	$0.78

Summary of Stock Option Activity

Stock option activity for the years ended December 31, 2018, 2017 and 2016 is summarized as follows:

			Weighted Average
		Weighted	Remaining	Aggregated
	Options	Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2016	-	$-	-
Granted	2,712,000	$1.21
Exercised	-
Canceled	(426,000)	$1.21
Outstanding at December 31, 2016	2,286,000	$1.21	4.40	$0
Granted	960,000	$0.99
Exercised	-
Canceled	(328,000)	$1.21
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Exercised	(802,800)	$1.21
Canceled	(113,000)	$1.11
Outstanding at December 31, 2018	2,002,200	$1.11	2.40	$188,790
Vested and expected to be vested as of December 31, 2018	1,938,000	$1.11	2.40	$191,520
Options exercisable as of December 31, 2018 (vested)	913,800	$1.12	2.40	$76,020

Schedule of Nonvested Share Activity

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2018	2,112,800	$0.70
Vested	(913,400)	$0.70
Canceled	(111,000)	$0.69
Non-vested at December 31, 2018	1,088,400	$0.69

Schedule of Stock Options Outstanding and Exercisable

The following table outlines the options outstanding and exercisable as of December 31, 2018:

	2018
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
2018 Promotion Service Agreement Options	75,000	$1.26	05/31/2019
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2018 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
	325,000